SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
Alabama – 4.0%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A, 5.000%, 6-1-21	$1,000	$1,041
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A, 4.000%, 9-15-33	9,000	9,885
Fairfield, AL, GO Warrants, Ser 2012, 6.000%, 6-1-37(A)	8,485	6,788
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10-1-53	10,470	12,159
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9-1-46	6,000	8,267
UAB Medicine Fin Auth, Rev Bonds, Ser 2019B, 4.000%, 9-1-48	2,500	2,838

		40,978

Alaska – 1.0%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6-1-46	10,000	10,002

Arizona – 2.9%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps), 1.770%, 1-1-37(B)	10,000	9,366
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B, 5.000%, 3-1-42	1,500	1,538

City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B, 3.250%, 7-1-49	1,555	1,582
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch - Pima Proj), Tax-Exempt Ser 2014A, 7.000%, 12-15-43	1,500	1,645
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12-1-27	2,390	2,442
6.000%, 12-1-32	1,430	1,451
6.250%, 12-1-42	2,150	2,175
6.250%, 12-1-46	2,500	2,527
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2019A, 4.000%, 1-1-44	5,000	5,447
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg Rev Bonds (Downtown Phoenix Student Hsng LLC - AZ State Univ Proj), Ser 2018A, 5.000%, 7-1-42	1,000	1,038

		29,211

California – 10.1%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(C)	6,250	434
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7-1-41	1,750	1,813
5.000%, 7-1-46	1,670	1,719

CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B, 6.000%, 9-1-30	2,040	2,059
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-31	750	877
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A:
4.000%, 10-1-44	2,000	2,013
5.000%, 10-1-44	2,000	2,152
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	6,650	6,928
5.000%, 12-31-47	1,500	1,696
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10-1-42	1,200	1,247
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-47	675	686
5.000%, 6-1-53	675	682
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	1,500	1,641
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015, 7.000%, 6-1-45(A)	4,000	2,200

CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11-1-33	1,400	1,467
5.875%, 11-1-43	1,890	1,972
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12-1-46	3,000	3,234
5.250%, 12-1-56	2,500	2,693
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A, 5.000%, 11-1-41	1,000	1,035
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5-15-40	1,500	1,625
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9-15-40	5,000	5,059
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013, 5.125%, 9-15-42	2,760	2,919
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	2,800	3,008
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-2 (Insured by AGM), 3.500%, 1-15-53	1,600	1,657
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	1,250	1,510

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6-1-35	6,265	7,327
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	2,000	2,025
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019F, 3.000%, 5-15-49	3,030	3,072
Palamar Hlth, Rfdg Rev Bonds, Ser 2016, 4.000%, 11-1-39	8,700	8,886
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10-1-40	2,500	2,538
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8-1-28	1,000	1,005
8.000%, 8-1-38	1,500	1,508
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12-1-26	1,400	1,512
8.000%, 12-1-31	9,400	10,083
7.500%, 12-1-41	4,000	4,234
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C, 4.000%, 6-1-32	830	831
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	1,250	1,376

San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	4,000	4,245
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds, Ser 2019B-1, 5.000%, 6-1-48	1,000	1,154

		102,122

Colorado – 2.9%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A, 5.000%, 10-1-43	5,000	5,382
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10-1-40	5,000	5,047
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014, 5.750%, 1-1-44	3,250	3,454
CO Hlth Fac Auth, Rev Bonds (NJH-SJH Ctr for Outpatient Hlth Proj), Ser 2019, 4.000%, 1-1-50	2,500	2,759
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11-15-40	1,250	1,277
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-38	1,000	1,113
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A, 4.000%, 12-1-48	5,000	5,445

Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11-15-38	3,000	4,515

		28,992

Connecticut – 0.3%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9-1-46	1,000	984
5.000%, 9-1-53	1,600	1,555

		2,539

District Of Columbia – 1.4%
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2019A, 4.000%, 10-1-49	3,000	3,488
Metro WA Arpt Auth, Dulles Toll Road Sub Lien Rev and Rfdg Bonds (Dulles Metrorail and Cap Impvt Proj), Ser 2019B, 3.000%, 10-1-50	5,000	5,018
Metro WA DC Arpt Auth, Arpt Sys Rev and Rfdg Bonds, Ser 2019A, 5.000%, 10-1-49	3,250	3,965
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 6.500%, 10-1-44	1,000	1,296

		13,767

Florida – 5.5%
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A, 8.250%, 1-1-49(A)	3,000	1,920
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A, 5.750%, 1-1-50(A)	645	645

Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B, 7.000%, 1-1-35(A)	555	555
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9-15-40	8,000	8,034
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A, 6.125%, 6-15-44	5,300	5,609
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A, 6.000%, 6-15-35	2,000	2,149
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10-1-38	1,840	1,846
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10-1-47	9,835	10,276
Martin Cnty Hlth Fac Auth, Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019A, 4.000%, 1-1-46	16,500	18,444
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,640
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-40	2,000	2,199

Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A, 5.375%, 10-1-47	2,000	2,420

		55,737

Georgia – 1.7%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7-1-36	750	611
6.000%, 7-1-51	4,000	2,964
Hosp Auth of Hall Cnty and the City of Gainesville, Rev Anticipation Certs (NE GA Hlth Sys, Inc. Proj), Ser 2020A, 3.000%, 2-15-47	3,775	3,855
Main Street Natural Gas, Inc., Gas Supply Rev Bonds, Ser 2019A, 4.000%, 5-15-39	5,500	5,959
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1-1-49	4,000	4,274

		17,663

Guam – 0.5%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12-1-30	1,400	1,418
6.875%, 12-1-40	3,500	3,548

		4,966

Hawaii – 0.2%
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012, 5.750%, 5-15-42	2,000	2,071

Idaho – 0.2%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7-1-40	1,000	1,000
6.250%, 7-1-45	550	550

		1,550

Illinois – 8.1%
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B, 5.000%, 1-1-35	3,000	3,213
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12-1-43	8,810	6,256
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2018B (Insured by AGM), 4.000%, 1-1-44	5,000	5,484
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1-1-39	1,000	1,026
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018, 5.000%, 7-1-48	1,000	1,115
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 4.375%, 1-1-53	5,000	5,549
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	6,500	6,510
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12-1-32	4,535	4,378

IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.625%, 5-15-42	5,300	5,956
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.750%, 10-15-40	6,500	6,510
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A, 4.000%, 7-15-47	5,000	5,447
IL GO Bonds, Ser 2016, 4.000%, 6-1-32	6,410	6,353
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj - Tax Increment and Sales Tax), Ser 2011A, 7.000%, 7-1-41	6,000	6,004
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3-1-23	1,835	1,836
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12-1-36	2,675	2,186
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012, 6.500%, 12-1-32	4,710	4,631
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012, 5.625%, 12-1-31	1,505	1,438
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10-1-36	7,700	8,053

		81,945

Indiana – 1.7%
City of Carmel, IN, Rev Bonds, Ser 2012A:

7.000%, 11-15-27(A)	1,575	16
7.000%, 11-15-32(A)	2,000	20
7.125%, 11-15-42(A)	7,500	75
7.125%, 11-15-47(A)	5,750	57
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6-1-39	5,000	5,180
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	5,000	5,786
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8-1-39	4,000	4,071
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016, 4.000%, 1-15-32	2,600	2,374

		17,579

Iowa – 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6-1-36	2,425	2,436

Kansas – 1.3%
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8-1-37	7,500	7,984
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5-15-34	1,000	966
5.000%, 5-15-39	1,500	1,588

Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016, 5.000%, 12-1-34	3,000	2,907

		13,445

Kentucky – 1.9%
Kenton Cnty Arpt Board, Cincinnati/Northn KY Intl Arpt Rev Bonds, Ser 2019:
5.000%, 1-1-44	2,250	2,733
5.000%, 1-1-49	2,250	2,715
KY Muni Power Agy, Power Sys Rev Rfdg Bonds (Prarie State Proj), Ser 2019A, 4.000%, 9-1-45	1,500	1,577
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A, 5.750%, 7-1-49	4,000	4,180
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010, 6.375%, 8-1-40	2,000	2,009
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B, 4.000%, 1-1-49	5,000	5,511

		18,725

Louisiana - —%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7-1-39(A)	13,547	—*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7-1-39(A)	12,202	—*

LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7-1-39(A)	1,977	—*

		—*

Maine – 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2, 4.375%, 8-1-35	1,000	1,059

Massachusetts – 0.5%
Cmnwlth of MA, GO Bonds, Consolidated Loan of 2020, Ser C, 2.750%, 3-1-50	5,000	5,134

Michigan – 3.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC), 5.250%, 4-1-23	220	220
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011, 6.500%, 12-1-20	1,105	1,106
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2019MI-A, 3.000%, 12-1-49	12,000	12,265
MI Fin Auth, Hosp Rev Bonds (Henry Ford Hlth Sys), Ser 2019A, 4.000%, 11-15-50	2,000	2,196
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9-1-40	4,535	4,543
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:

5.900%, 12-1-30	2,000	2,005
6.500%, 12-1-40	3,000	3,008
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A, 5.875%, 12-1-30	1,720	1,721
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6-1-42	7,600	7,641
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A, 5.125%, 6-1-22	2,620	2,623
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008, 7.000%, 11-15-38	2,400	1,828

		39,156

Missouri – 1.9%
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A, 3.900%, 11-1-29	845	825
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12-1-31	675	439
6.125%, 12-1-36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10-1-21	150	147
5.400%, 10-1-26	1,145	1,042
5.500%, 10-1-31	1,925	1,625
5.550%, 10-1-36	1,725	1,369

Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-54	1,695	1,861
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A, 5.250%, 5-15-50	4,000	3,748
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008, 0.000%, 4-1-55(C)	3,376	591
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7-15-36(C)	2,250	1,452
0.000%, 7-15-37(C)	4,000	2,485
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4-1-27(A)	1,250	325
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A, 8.000%, 4-1-33(A)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12-1-28(A)	1,000	180
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3-1-29(A)	2,185	1,398

		19,636

Montana – 0.1%
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-38	1,000	1,113

Nebraska – 1.1%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9-1-37	8,000	8,604
5.000%, 9-1-42	2,000	2,141

		10,745

Nevada – 1.0%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12-15-45	2,515	2,529
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A, 5.000%, 12-15-48	500	497
Reno, NV, Cap Impvt Rev Rfdg Bonds, Ser 2019A-1:
3.750%, 6-1-39	3,165	3,439
4.000%, 6-1-46	2,000	2,210
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM), 5.000%, 6-1-48	1,000	1,088

		9,763

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,300	2,337

New Jersey – 2.1%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6-15-26	1,000	1,030
5.000%, 6-15-28	1,000	1,027
5.000%, 6-15-29	500	512
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9-15-23	2,000	2,029
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A, 5.000%, 7-1-46	2,355	2,545
NJ Tpk Auth, Tpk Rev Bonds, Ser 2019A, 4.000%, 1-1-48	2,500	2,708
NJ Trans Trust Fund Auth, Trans Prog Bonds, Ser 2019AA, 4.500%, 6-15-49	5,000	5,253
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B, 5.000%, 6-1-46	6,000	6,591

		21,695

New Mexico – 0.5%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7-1-42	4,750	5,041

New York – 4.8%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10-1-22	1,000	1,011
Metro Trans Auth, Trans Rev Green Bonds, Ser 2019B, 4.000%, 11-15-50	5,000	5,185
MTA Hudson Rail Yards Trust Oblig, Ser 2016A, 5.000%, 11-15-56	5,000	5,451

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1-1-49	8,750	6,925
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1-1-49	2,843	2,250
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7-1-20	492	492
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1-1-49	11,097	1,665
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6-1-46	10,000	10,000
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A, 5.000%, 6-1-51	1,000	1,018
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. - LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018, 4.000%, 1-1-36	1,000	1,011

NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser DD-1, 3.000%, 6-15-50	5,500	5,750
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1-1-46	4,900	4,799
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B, 5.000%, 6-1-41	2,500	2,853

		48,410

North Carolina – 1.3%
NC Med Care Comsn, Hlth Care Fac Rev Bonds (Novant Hlth Oblig Group), Ser 2019A, 3.125%, 11-1-49	8,500	8,795
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C, 0.000%, 7-1-41(C)	4,160	1,586
NC Tpk Auth, Triangle Expressway Sys Sr Lien Rev Bonds, Ser 2019:
3.000%, 1-1-42	2,000	2,027
4.000%, 1-1-55	1,000	1,083

		13,491

Ohio – 2.6%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020A-2, 3.000%, 6-1-48	3,000	2,853
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2020B-2, 5.000%, 6-1-55	10,000	10,547

Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B, 7.000%, 5-15-40	2,360	2,380
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013, 5.000%, 2-15-48	5,000	5,099
OH Hosp Rev Bonds (Univ Hosp Hlth Sys, Inc.), Ser 2020A, 3.000%, 1-15-45	4,250	4,261
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5-15-40	1,130	1,146

		26,286

Oklahoma – 0.3%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B, 5.500%, 8-15-57	3,000	3,468

Oregon – 1.5%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012, 6.000%, 5-15-42	1,900	1,987
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9-1-30	885	893
6.375%, 9-1-40	1,750	1,767
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7-1-30	5,000	5,226
Port of Portland, OR, Portland Intl Arpt Rev Bonds, Ser Twenty-Five B, 5.000%, 7-1-49	3,000	3,589

Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018, 5.000%, 5-15-53	1,895	1,930

		15,392

Pennsylvania – 6.4%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1-1-41	3,000	2,952
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8-15-40	14,290	14,298
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A, 5.000%, 7-1-43	5,000	5,007
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7-1-21	1,000	1,003
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.375%, 12-1-38	16,000	20,102
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12-15-36	6,000	6,267
7.625%, 12-15-41	6,925	7,273
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012, 6.625%, 12-15-41	3,500	4,016

Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8-1-40	755	758
Wilkes-Barre Area Sch Dist, Luzerne Cnty, PA, GO Bonds, Ser 2019, 4.000%, 4-15-54	2,500	2,811

		64,487

Rhode Island – 0.5%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6-1-50	5,000	5,330

South Carolina – 0.2%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C, 5.750%, 1-1-34	1,550	1,614

Tennessee – 0.5%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7-1-40	3,000	3,429
Metro Nashville Arpt Auth, Sub Arpt Rev Bonds, Ser 2019A, 4.000%, 7-1-54	1,875	2,104

		5,533

Texas – 16.2%
Arlington Higher Edu Fin Corp., Edu Rev Bonds (Kipp Texas, Inc.), Ser 2019, 3.000%, 8-15-49	4,000	4,176
Arlington Independent Sch Dist, Unlimited Tax Sch Bldg and Rfdg Bonds (Tarrant Cnty, TX), Ser 2020, 4.000%, 2-15-45	2,000	2,359
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8-15-36	4,585	4,965

Austin, TX, Arpt Sys Rev Rfdg Bonds, Ser 2019:
5.000%, 11-15-24	1,650	1,918
5.000%, 11-15-25	1,500	1,789
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7-1-45	1,750	1,750
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016, 5.000%, 7-15-41	5,395	5,468
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1-1-36(C)	2,500	1,431
0.000%, 1-1-40(C)	2,000	967
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A, 5.000%, 1-1-45	4,000	4,377
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016, 5.000%, 1-1-46	2,000	2,175
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1-1-33	6,000	6,329
5.000%, 1-1-42	3,000	3,136
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11-1-44	5,000	5,366
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 3.000%, 10-1-50	4,500	4,506
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2-15-33	2,000	2,006
6.000%, 2-15-38	1,850	1,855
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7-1-25	1,000	1,042
5.000%, 7-1-26	2,680	2,788

Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B, 4.000%, 11-15-44	3,000	3,554
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018, 5.000%, 9-15-48	1,000	1,060
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A, 5.000%, 8-15-46	8,000	8,016
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C, 0.000%, 9-1-43(C)	5,000	6,785
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A, 5.000%, 1-1-39	2,000	2,317
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C:
4.000%, 5-15-33	1,550	1,854
4.000%, 5-15-34	1,500	1,769
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2020A:
4.000%, 5-15-38	6,720	7,855
4.000%, 5-15-40	6,000	6,972
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7-1-38(A)	17,870	4,468
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016, 5.000%, 5-15-45	8,650	8,282

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living - Ventana Proj), Ser 2017A:
6.750%, 11-15-47	1,000	1,047
6.750%, 11-15-52	2,500	2,602
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11-15-41(A)	1,924	—*
4.875%, 11-15-48(A)	4,424	—*
5.000%, 11-15-55(A)	5,386	1
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12-15-32	4,000	4,243
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6-30-32	3,500	3,521
7.500%, 6-30-33	2,700	2,716
7.000%, 6-30-40	10,000	10,055
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (NTE Mobility Partn Segments 3 LLC Segment 3C Proj), Ser 2019, 5.000%, 6-30-58	5,000	5,690
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Rfdg Bonds (NTE Mobility Partn LLC North Tarrant Express Managed Lanes Proj), Ser 2019A:
4.000%, 12-31-38	2,000	2,199
4.000%, 12-31-39	2,000	2,193

TX Trans Comsn (Cent TX Tpk Sys), First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8-15-41	10,445	11,486
TX Trans Comsn (Cent TX Tpk Sys), First Tier Rev Rfdg Bonds, Ser 2020-A, 3.000%, 8-15-40	1,000	1,033
TX Trans Comsn, State Hwy 249 Sys First Tier Toll Rev Bonds, Ser 2019A, 5.000%, 8-1-57	1,000	1,121
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011, 8.000%, 8-15-34	5,000	5,182

		164,424

Utah – 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7-15-30	1,015	1,018
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7-15-45	2,100	2,105
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7-15-40	2,160	2,164

		5,287

Vermont – 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013, 4.625%, 4-1-36	1,000	1,084

Virginia – 4.6%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A, 2.000%, 10-1-48	2,248	197
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B, 5.625%, 9-1-41	2,779	1,514
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C, 0.000%, 9-1-41(C)	821	37
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 0.000%, 9-1-45(C)	859	484
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A, 6.875%, 3-1-36	4,300	4,381
The Rector and Visitors of the Univ of VA, Gen Rev Pledge Rfdg Bonds, Ser 2015A-2, 3.570%, 4-1-45	10,000	10,848
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7-1-34	4,590	4,726
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1-1-37	8,265	8,778
5.500%, 1-1-42	11,000	11,524

VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017, 5.000%, 12-31-56	4,000	4,408

		46,897

Washington – 0.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12-1-21	1,335	1,340
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A, 7.500%, 1-1-49	5,000	5,332

		6,672

West Virginia – 0.5%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A, 6.750%, 10-1-37	5,000	4,910

Wisconsin – 2.3%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7-1-42	8,500	8,770
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016, 5.250%, 12-1-39	5,000	5,098
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A, 5.125%, 2-1-46	3,000	3,018

WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6-15-45	6,000	6,075

		22,961

TOTAL MUNICIPAL BONDS – 98.3%		$995,653
(Cost: $1,032,347)

SHORT-TERM SECURITIES	Shares
Money Market Funds(D) - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	4,493	4,493

TOTAL SHORT-TERM SECURITIES – 0.4%		$4,493
(Cost: $4,493)

TOTAL INVESTMENT SECURITIES – 98.7%		$1,000,146
(Cost: $1,036,840)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		13,468

NET ASSETS - 100.0%		$1,013,614

Notes to Schedule of Investments

*  Not shown due to rounding.

(A) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(C) Zero coupon bond.

(D) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$995,653	$—
Short-Term Securities	4,493	—	—

Total	$4,493	$995,653	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,036,840

Gross unrealized appreciation	56,139
Gross unrealized depreciation	(92,833)

Net unrealized depreciation	$(36,694)